C Liquidity (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C Liquidity Details Narrative
Cash and cash equivalents	$ 3,155	$ 94	$ 1,517
Net Income (loss)	(3,558)	(2,628)
Cash (outflows) inflows from operations	$ (3,109)	$ (2,443)